Share capital - Number of options exercised (Details) - shares				3 Months Ended
	Apr. 23, 2018	Apr. 18, 2018	Mar. 16, 2018	Apr. 30, 2018	Apr. 30, 2017
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Number of share options exercised in share-based payment arrangement	48,981	38,850	4,216	92,047	16,667